INCOME TAX - Deferred income tax assets and liabilities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAX
Deferred tax assets	₽ 8,778	₽ 9,975
Deferred tax liabilities	(19,191)	(17,866)
Net deferred tax liabilities	₽ (10,413)	₽ (7,891)	₽ (13,249)